Goodwill and other intangible assets - Goodwill and intangible asset by segment (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	$ 9,006	$ 8,587
Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	9,256	8,946
Alcon brand name
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	2,980	2,980
Acquired in-process research & development
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	1,381	775
Technologies
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	6	28
Currently marketed products
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	1,828	1,744
Marketing know-how
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	2,384	2,622
Other (including software)
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	427	438
Operating segments | Surgical
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	3,955	4,064
Operating segments | Surgical | Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	4,700	4,564
Operating segments | Surgical | Acquired in-process research & development
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	555	562
Operating segments | Surgical | Technologies
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	6	28
Operating segments | Surgical | Currently marketed products
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	749	581
Operating segments | Surgical | Marketing know-how
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	2,384	2,622
Operating segments | Surgical | Other (including software)
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	261	271
Operating segments | Vision Care
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	2,071	1,543
Operating segments | Vision Care | Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	4,556	4,382
Operating segments | Vision Care | Acquired in-process research & development
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	826	213
Operating segments | Vision Care | Currently marketed products
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	1,079	1,163
Operating segments | Vision Care | Other (including software)
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	166	167
Not allocated to segments
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	2,980	2,980
Not allocated to segments | Alcon brand name
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	$ 2,980	$ 2,980